Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Effective tax rate of statutory			34.00%
Pre-tax unrecognized tax benefits related to stock-based compensation expense			$ 11,000	$ 11,000
Cumulative Unremitted Foreign Earnings That Are Permanently Invested			1,200
Income tax benefit	$ (657)	$ 90	208	$ 178	$ 36
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Income tax net operating loss carryforwards			$ 81,000
operating loss carryforwards expiration date			Begin to expire in 2031
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Income tax net operating loss carryforwards			$ 53,000
operating loss carryforwards expiration date			Begin to expire in 2024
Intellectual Property [Member] | Yhat, Inc. [Member]
Income Taxes [Line Items]
Discrete tax benefit	$ 1,000